FORM 5500, SCHEDULE H, PART IV, LINE 4i---SCHEDULE OF ASSETS (HELD AT END OF YEAR)	12 Months Ended
Dec. 31, 2025
EBP 005
EBP, Schedule of Asset Held for Investment [Line Items]
FORM 5500, SCHEDULE H, PART IV, LINE 4i---SCHEDULE OF ASSETS (HELD AT END OF YEAR)

NEW JERSEY RESOURCES CORPORATION			Plan Number 005
EMPLOYEES’ RETIREMENT SAVINGS PLAN			Tax ID Number 22-2376465

FORM 5500, SCHEDULE H, PART IV, LINE 4i---
SCHEDULE OF ASSETS (HELD AT END OF YEAR)
AS OF DECEMBER 31, 2025
(a)	(b)	(c)	(d)	(e)
	Identity of Issue, Borrower, Lessor, or Similar Party	Description of Investment, Including Maturity Date, Rate of Interest, Collateral, Par, or Maturity Value	Cost	Current Value

	Participant Directed:
*	T. Rowe Price Retirement 2005 Trust	Common Trust Fund	$ **	$643,034
*	T. Rowe Price Retirement 2010 Trust	Common Trust Fund	**	367,888
*	T. Rowe Price Retirement 2015 Trust	Common Trust Fund	**	1,655,150
*	T. Rowe Price Retirement 2020 Trust	Common Trust Fund	**	3,710,592
*	T. Rowe Price Retirement 2025 Trust	Common Trust Fund	**	9,395,305
*	T. Rowe Price Retirement 2030 Trust	Common Trust Fund	**	27,842,383
*	T. Rowe Price Retirement 2035 Trust	Common Trust Fund	**	28,092,268
*	T. Rowe Price Retirement 2040 Trust	Common Trust Fund	**	15,684,306
*	T. Rowe Price Retirement 2045 Trust	Common Trust Fund	**	15,912,244
*	T. Rowe Price Retirement 2050 Trust	Common Trust Fund	**	15,322,423
*	T. Rowe Price Retirement 2055 Trust	Common Trust Fund	**	12,540,495
*	T. Rowe Price Retirement 2060 Trust	Common Trust Fund	**	10,976,282
*	T. Rowe Price Retirement 2065 Trust	Common Trust Fund	**	1,074,293
*	T. Rowe Price Government Money Fund	Mutual Fund	**	490,034
	Prudential Total Return Bond Fund Class Q	Mutual Fund	**	12,278,732
	Harbor Capital Appreciation Fund	Mutual Fund	**	25,460,646
*	T. Rowe Price Stable Value Fund	Common Trust Fund	**	25,246,758
	Vanguard Institutional Index	Mutual Fund	**	52,645,947
	Vanguard Small Cap Index, Admiral	Mutual Fund	**	12,597,971
	Vanguard Windsor II Fund	Mutual Fund	**	24,972,866
*	T. Rowe Price Small Cap Value Fund	Mutual Fund	**	7,700,557
	American Funds Capital World Growth and Income Fund	Mutual Fund	**	14,497,885
	Dodge & Cox International Stock Fund	Mutual Fund	**	14,130,161
*	NJR Common Stock	Common Stock	**	31,334,172

	Non-Participant Directed:
*	NJR Common Stock ESOP	Common Stock	8,995,758	14,331,301
*	T. Rowe Price Retirement 2010 Trust	Common Trust Fund	776	848
*	T. Rowe Price Retirement 2015 Trust	Common Trust Fund	55,918	61,267
*	T. Rowe Price Retirement 2020 Trust	Common Trust Fund	202,804	222,495
*	T. Rowe Price Retirement 2025 Trust	Common Trust Fund	840,442	925,291
*	T. Rowe Price Retirement 2030 Trust	Common Trust Fund	1,953,224	2,164,477
*	T. Rowe Price Retirement 2035 Trust	Common Trust Fund	1,676,598	1,877,910
*	T. Rowe Price Retirement 2040 Trust	Common Trust Fund	1,372,152	1,546,609
*	T. Rowe Price Retirement 2045 Trust	Common Trust Fund	1,846,189	2,097,704
*	T. Rowe Price Retirement 2050 Trust	Common Trust Fund	1,520,238	1,733,057
*	T. Rowe Price Retirement 2055 Trust	Common Trust Fund	1,242,560	1,414,894
*	T. Rowe Price Retirement 2060 Trust	Common Trust Fund	927,877	1,054,885
*	T. Rowe Price Retirement 2065 Trust	Common Trust Fund	52,272	57,664

*	Participant loans	Interest rates of 4.25% - 9.50%	—	4,855,539

			$20,686,808	$396,916,333
*    Party-in-interest as defined by ERISA.
**    Cost information is not required for participant-directed investment and, therefore, is not included.